Post-employment and Other Employee-related Liabilities Change in Benefit Obligations, Change in Plan Assets, and Funded Status of the Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in plan assets:
Fair value of plan assets at beginning of year	$ 168.6
Fair value of plan assets at end of year	146.2	$ 168.6
Pension and post-employment liabilities	(51.9)	(54.7)
Pension Plans
Change in benefit obligation:
Benefit obligation at beginning of year	211.3	197.0
Service cost	0.9	1.0	$ 1.0
Interest cost	6.5	7.1	6.7
Plan participants’ contributions	0.0	0.0
Actuarial (gain) loss	(9.3)	25.9
Gross benefits paid	(9.9)	(9.3)
Settlements	(12.8)	(7.7)
Currency exchange gain	(0.8)	(2.7)
Benefit obligation at end of year	185.9	211.3	197.0
Change in plan assets:
Fair value of plan assets at beginning of year	173.1	181.2
Actual (loss) gain on plan assets	(1.2)	8.0
Employer contributions	1.5	1.0
Plan participants’ contributions	0.0	0.0
Settlements	(12.4)	(7.6)
Gross benefits paid	(9.9)	(9.3)
Currency exchange loss	(0.1)	(0.2)
Fair value of plan assets at end of year	151.0	173.1	181.2
Defined Benefit Plan, Funded Status of Plan	(34.9)	(38.2)
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(0.6)	(0.5)
Pension and post-employment liabilities	(34.3)	(37.7)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(34.9)	(38.2)
Health Care and Other Plans
Change in benefit obligation:
Benefit obligation at beginning of year	18.1	17.1
Service cost	0.0	0.0	0.0
Interest cost	0.6	0.7	0.7
Plan participants’ contributions	0.4	0.4
Actuarial (gain) loss	1.4	1.1
Gross benefits paid	(1.6)	(1.2)
Settlements	0.0	0.0
Currency exchange gain	0.0	0.0
Benefit obligation at end of year	18.9	18.1	17.1
Change in plan assets:
Fair value of plan assets at beginning of year	0.0	0.0
Actual (loss) gain on plan assets	0.0	0.0
Employer contributions	1.2	0.8
Plan participants’ contributions	0.4	0.4
Settlements	0.0	0.0
Gross benefits paid	(1.6)	(1.2)
Currency exchange loss	0.0	0.0
Fair value of plan assets at end of year	0.0	0.0	$ 0.0
Defined Benefit Plan, Funded Status of Plan	(18.9)	(18.1)
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(1.3)	(1.1)
Pension and post-employment liabilities	(17.6)	(17.0)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	$ (18.9)	$ (18.1)